UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23240

Eaton Vance Floating-Rate 2022 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate 2022 Target Term Trust (EFL)

Semiannual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2018

Eaton Vance

Floating-Rate 2022 Target Term Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	31

Important Notices	32

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	07/31/2017	–3.35%	–1.91%	—	–0.63%
Fund at Market Price	—	–6.26	–2.10	—	–4.45
S&P/LSTA Leveraged Loan Index	—	–1.68%	0.44%	3.05%	1.34%

% Premium/Discount to NAV[3]
					–5.41%

Distributions[4]
Total Distributions per share for the period					$0.304
Distribution Rate at NAV					5.83%
Distribution Rate at Market Price					6.17%

% Total Leverage[5]
Borrowings					28.93%
Variable Rate Term Preferred Shares (VRTP Shares)					9.26

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Fund Profile

Top 10 Issuers (% of total investments)6

Sprint Communications, Inc.	1.4%

TransDigm, Inc.	1.4

Infor (US), Inc.	1.4

Change Healthcare Holdings, LLC	1.1

Avolon TLB Borrower 1 (US), LLC	1.0

Las Vegas Sands, LLC	0.9

Asurion, LLC	0.9

Golden Nugget, Inc.	0.9

Flex Acquisition Company, Inc.	0.8

Jaguar Holding Company II	0.8

Total	10.6%

Top 10 Sectors (% of total investments)6

Health Care	11.8%

Electronics/Electrical	11.0

Lodging and Casinos	6.7

Business Equipment and Services	6.5

Telecommunications	5.2

Chemicals and Plastics	4.9

Industrial Equipment	4.7

Cable and Satellite Television	4.4

Drugs	4.2

Containers and Glass Products	3.3

Total	62.7%

Credit Quality (% of bonds and loans)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.
[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 134.3%(1)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.7%

Accudyne Industries, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024	$666	$633,770

TransDigm, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	2,955	2,799,841

WP CPP Holdings, LLC

Term Loan, 6.28%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	200	193,016

		$3,626,627

Automotive — 1.9%

Apro, LLC

Term Loan, 6.59%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	$1,260	$1,245,743

Belron Finance US, LLC

Term Loan, 4.84%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024	223	213,283

Chassix, Inc.

Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)	248	243,787

Garrett LX III S.a.r.l.

Term Loan, 5.33%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025	100	94,763

L&W, Inc.

Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	299	294,022

Tenneco, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025	1,425	1,341,281

Thor Industries, Inc.

Term Loan, Maturing October 30, 2025(3)	650	617,500

		$4,050,379

Beverage and Tobacco — 0.1%

Arterra Wines Canada, Inc.

Term Loan, 5.54%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$149	$142,162

		$142,162

Brokerage / Securities Dealers / Investment Houses — 0.4%

Advisor Group, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	$224	$221,071

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)

Aretec Group, Inc.

Term Loan, 6.77%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	$450	$438,750

OZ Management L.P.

Term Loan, 7.25%, (2 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	200	198,500

		$858,321

Building and Development — 2.6%

Beacon Roofing Supply, Inc.

Term Loan, 4.68%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	$223	$212,984

Brookfield Property REIT, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	375	354,308

DTZ U.S. Borrower, LLC

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	2,195	2,098,491

NCI Building Systems, Inc.

Term Loan, 6.18%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	299	273,812

Quikrete Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,933	1,844,559

Werner FinCo L.P.

Term Loan, 6.35%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	864	814,671

		$5,598,825

Business Equipment and Services — 10.6%

Adtalem Global Education, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$149	$146,731

AlixPartners, LLP

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	1,405	1,352,537

AppLovin Corporation

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	600	594,000

ASGN Incorporated

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	168	163,779

Bracket Intermediate Holding Corp.

Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	349	348,252

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Camelot UK Holdco Limited

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	$772	$738,912

Ceridian HCM Holding, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025	574	552,054

Change Healthcare Holdings, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	3,860	3,677,119

Cypress Intermediate Holdings III, Inc.

Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024	698	666,808

EAB Global, Inc.

Term Loan, 6.41%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	546	519,946

EIG Investors Corp.

Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing February 9, 2023(2)	1,788	1,734,034

First Data Corporation

Term Loan, Maturing July 8, 2022(3)	1,000	961,667

IG Investment Holdings, LLC

Term Loan, 6.14%, (USD LIBOR + 3.50%), Maturing May 23, 2025(2)	174	170,262

Information Resources, Inc.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	625	611,458

Iron Mountain, Inc.

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	347	329,138

J.D. Power and Associates

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	1,280	1,248,347

Kronos Incorporated

Term Loan, 5.54%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	2,469	2,360,289

Ping Identity Corporation

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	124	122,198

Pre-Paid Legal Services, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025	184	179,830

Prime Security Services Borrower, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	1,281	1,230,881

Red Ventures, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	306	291,781

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

SMG Holdings, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	$99	$96,272

Solera, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	1,043	987,043

Spin Holdco, Inc.

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	1,430	1,363,262

Trans Union, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	174	168,067

Travelport Finance (Luxembourg) S.a.r.l.

Term Loan, 5.12%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	791	779,557

West Corporation

Term Loan, 6.03%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	124	113,430

Term Loan, 6.53%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	396	364,073

Worldpay, LLC

Term Loan, 4.19%, (USD LIBOR + 1.75%), Maturing October 14, 2023(2)	111	106,730

Term Loan, 4.19%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024	769	740,022

		$22,718,479

Cable and Satellite Television — 5.5%

Charter Communications Operating, LLC

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	$1,312	$1,261,248

CSC Holdings, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	400	378,500

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	473	453,326

Numericable Group S.A.

Term Loan, 6.14%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026	1,287	1,195,703

Radiate Holdco, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	589	555,552

Telenet Financing USD, LLC

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	1,025	977,850

Unitymedia Finance, LLC

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	300	290,411

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television (continued)

UPC Financing Partnership

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	$2,249	$2,146,256

Virgin Media Bristol, LLC

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	3,000	2,852,250

Ziggo Secured Finance Partnership

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	1,650	1,560,281

		$11,671,377

Chemicals and Plastics — 7.6%

Alpha 3 B.V.

Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$1,386	$1,326,354

Axalta Coating Systems US Holdings, Inc.

Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	2,911	2,752,853

Ferro Corporation

Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	135	130,726

Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	138	133,568

Ineos US Finance, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	1,287	1,227,744

Invictus U.S., LLC

Term Loan, 5.50%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	199	193,786

Kraton Polymers, LLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	1,012	985,533

MacDermid, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,849	1,821,395

Messer Industries GmbH

Term Loan, Maturing October 1, 2025(3)	525	502,687

Platform Specialty Products Corporation

Term Loan, Maturing November 15, 2025(3)	250	242,500

PMHC II, Inc.

Term Loan, 6.16%, (USD LIBOR + 3.50%), Maturing March 31, 2025(2)	149	135,476

PQ Corporation

Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	2,090	1,986,565

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

Proampac PG Borrower, LLC

Term Loan, 6.05%, (USD LIBOR + 3.50%), Maturing November 18, 2023(2)	$729	$701,513

Schenectady International Group, Inc.

Term Loan, 7.19%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025	350	337,750

Spectrum Holdings III Corp.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	135	130,396

Starfruit Finco B.V.

Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	1,125	1,057,500

Tronox Blocked Borrower, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	427	415,767

Tronox Finance, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	984	959,462

Venator Materials Corporation

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	1,284	1,229,190

		$16,270,765

Conglomerates — 0.9%

Penn Engineering & Manufacturing Corp.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$1,970	$1,905,975

		$1,905,975

Containers and Glass Products — 4.9%

Berlin Packaging, LLC

Term Loan, 5.42%, (USD LIBOR + 3.00%), Maturing November 7, 2025(2)	$100	$94,649

BWAY Holding Company

Term Loan, 5.66%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	739	697,657

Flex Acquisition Company, Inc.

Term Loan, 5.35%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,469	2,331,352

Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	599	569,573

Libbey Glass, Inc.

Term Loan, 5.39%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,868	1,793,686

Pelican Products, Inc.

Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	249	236,313

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)

Reynolds Group Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	$1,000	$957,500

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,955	2,829,196

Ring Container Technologies Group, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	347	331,264

Trident TPI Holdings, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	771	730,629

		$10,571,819

Cosmetics / Toiletries — 0.1%

KIK Custom Products, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$250	$237,500

		$237,500

Drugs — 5.7%

Albany Molecular Research, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	$741	$703,594

Term Loan - Second Lien, 9.52%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	500	472,500

Amneal Pharmaceuticals, LLC

Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	1,393	1,319,561

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.81%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	2,955	2,792,475

Horizon Pharma, Inc.

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024	1,504	1,445,318

Jaguar Holding Company II

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	2,954	2,813,352

Mallinckrodt International Finance S.A.

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	1,704	1,564,877

Term Loan, 5.62%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	323	298,236

PharMerica Corporation

Term Loan, 5.96%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	323	308,450

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs (continued)

Valeant Pharmaceuticals International, Inc.

Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	$505	$485,100

		$12,203,463

Ecological Services and Equipment — 1.9%

Advanced Disposal Services, Inc.

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,836	$2,733,635

EnergySolutions, LLC

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	473	439,541

GFL Environmental, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	970	909,744

		$4,082,920

Electronics / Electrical — 16.2%

Almonde, Inc.

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$1,420	$1,328,016

Applied Systems, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	1,187	1,140,365

Aptean, Inc.

Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	605	599,520

Avast Software B.V.

Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	903	876,277

Barracuda Networks, Inc.

Term Loan, 5.72%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	648	620,457

Blackhawk Network Holdings, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	323	308,688

BMC Software Finance, Inc.

Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	1,400	1,347,150

Celestica, Inc.

Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	125	122,750

Cohu, Inc.

Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025	299	288,776

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

CPI International, Inc.

Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	$741	$713,777

Cypress Semiconductor Corporation

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021	1,256	1,219,493

DigiCert, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	1,619	1,558,232

Electro Rent Corporation

Term Loan, 7.49%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	739	725,766

Energizer Holdings, Inc.

Term Loan, 4.71%, (3 mo. USD LIBOR + 2.25%), Maturing June 20, 2025	225	218,250

Epicor Software Corporation

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	74	71,014

Exact Merger Sub, LLC

Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	247	244,406

EXC Holdings III Corp.

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	173	166,970

Financial & Risk US Holdings, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	450	422,100

Flexera Software, LLC

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	670	647,926

GlobalLogic Holdings, Inc.

Term Loan, 1.63%, Maturing August 1, 2025(4)	25	24,125

Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	175	168,453

GTCR Valor Companies, Inc.

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	704	677,978

Infoblox, Inc.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	723	719,244

Infor (US), Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	2,939	2,823,143

Informatica, LLC

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	1,685	1,638,177

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Lattice Semiconductor Corporation

Term Loan, 6.63%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	$1,108	$1,106,870

MA FinanceCo., LLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	256	239,380

Microchip Technology Incorporated

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	950	903,259

Prometric Holdings, Inc.

Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	99	96,024

Renaissance Holding Corp.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	498	463,297

Seattle Spinco, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	1,729	1,616,595

SGS Cayman L.P.

Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	150	141,641

SkillSoft Corporation

Term Loan, 7.27%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	2,487	2,017,630

SolarWinds Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	446	429,351

Southwire Company

Term Loan, 4.46%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	224	219,677

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	378	359,599

SS&C Technologies, Inc.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	997	946,690

Sutherland Global Services, Inc.

Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	644	608,483

TriTech Software Systems

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	325	317,383

TTM Technologies, Inc.

Term Loan, 4.85%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	110	103,438

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Uber Technologies

Term Loan, 5.96%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	$1,970	$1,916,589

Term Loan, 6.39%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	597	589,538

Ultra Clean Holdings, Inc.

Term Loan, 9.00%, (3 mo. USD Prime + 3.50%), Maturing August 27, 2025	348	332,161

VeriFone Systems, Inc.

Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	375	363,594

Veritas Bermuda Ltd.

Term Loan, 7.09%, (USD LIBOR + 4.50%), Maturing January 27, 2023(2)	739	635,609

Vero Parent, Inc.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	1,284	1,278,968

Wall Street Systems Delaware, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	269	253,547

Western Digital Corporation

Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,067	1,020,364

		$34,630,740

Equipment Leasing — 1.3%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	$2,741	$2,645,874

IBC Capital Limited

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	223	216,055

		$2,861,929

Financial Intermediaries — 2.8%

Clipper Acquisitions Corp.

Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	$446	$429,908

Donnelley Financial Solutions, Inc.

Term Loan, 5.42%, (1 week USD LIBOR + 3.00%), Maturing October 2, 2023	406	398,125

EIG Management Company, LLC

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	99	98,258

Focus Financial Partners, LLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	746	724,795

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)

Franklin Square Holdings L.P.

Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	$200	$192,518

Freedom Mortgage Corporation

Term Loan, 7.27%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	1,925	1,909,494

Greenhill & Co., Inc.

Term Loan, 6.47%, (3 mo. USD LIBOR + 3.75%), Maturing October 12, 2022	398	397,939

GreenSky Holdings, LLC

Term Loan, 5.81%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	1,340	1,296,329

Harbourvest Partners, LLC

Term Loan, 4.69%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	186	180,347

StepStone Group L.P.

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	248	245,023

Victory Capital Holdings, Inc.

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025	97	96,311

Virtus Investment Partners, Inc.

Term Loan, 4.91%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	70	69,514

		$6,038,561

Food Products — 2.8%

Alphabet Holding Company, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,383	$1,256,923

Badger Buyer Corp.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	496	484,446

CHG PPC Parent, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	199	191,040

Del Monte Foods, Inc.

Term Loan, 5.91%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	842	697,805

Hearthside Food Solutions, LLC

Term Loan, 6.21%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	274	262,338

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing May 31, 2025	175	169,969

HLF Financing S.a.r.l.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025	424	413,339

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Products (continued)

JBS USA Lux S.A.

Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing October 30, 2022(2)	$2,243	$2,162,238

Nomad Foods Europe Midco Limited

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	250	237,500

Restaurant Technologies, Inc.

Term Loan, 5.65%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	75	73,125

		$5,948,723

Food Service — 2.2%

1011778 B.C. Unlimited Liability Company

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$2,961	$2,825,323

Aramark Services, Inc.

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	326	316,908

Del Frisco’s Restaurant Group, Inc.

Term Loan, 8.56%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	249	228,850

Dhanani Group, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025	249	246,262

IRB Holding Corp.

Term Loan, 5.68%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	722	690,259

US Foods, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	323	306,662

		$4,614,264

Food / Drug Retailers — 1.4%

Albertsons, LLC

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	$2,955	$2,824,241

Diplomat Pharmacy, Inc.

Term Loan, 7.03%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	181	179,993

		$3,004,234

Health Care — 17.8%

ADMI Corp.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	$697	$666,028

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Akorn, Inc.

Term Loan, 8.06%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021	$500	$405,833

Alliance Healthcare Services, Inc.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	319	313,969

Athletico Management, LLC

Term Loan, 5.85%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	225	222,469

Auris Luxembourg III S.a.r.l.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	2,462	2,415,577

Avantor, Inc.

Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing November 21, 2024	494	480,490

BioClinica, Inc.

Term Loan, 6.75%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	739	686,062

BW NHHC Holdco, Inc.

Term Loan, 7.47%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	398	390,040

Carestream Dental Equipment, Inc.

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	741	716,555

Certara L.P.

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024	988	972,095

CHG Healthcare Services, Inc.

Term Loan, 5.53%, (USD LIBOR + 3.00%), Maturing June 7, 2023(2)	2,333	2,251,550

Community Health Systems, Inc.

Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021	2,182	2,096,644

Concentra, Inc.

Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	125	119,687

CryoLife, Inc.

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	173	169,785

DJO Finance, LLC

Term Loan, 5.71%, (USD LIBOR + 3.25%), Maturing June 8, 2020(2)	1,283	1,272,188

Envision Healthcare Corporation

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	1,825	1,708,910

Gentiva Health Services, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	829	807,975

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

GHX Ultimate Parent Corporation

Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	$1,380	$1,305,820

Greatbatch Ltd.

Term Loan, 5.39%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	712	694,365

Hanger, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	422	415,485

Indivior Finance S.a.r.l.

Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	191	186,496

Inovalon Holdings, Inc.

Term Loan, 5.94%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	499	481,294

IQVIA, Inc.

Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	1,344	1,306,135

KUEHG Corp.

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,404	1,357,513

MPH Acquisition Holdings, LLC

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	2,672	2,526,996

Navicure, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	248	242,794

One Call Corporation

Term Loan, 7.71%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	586	520,874

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,267	1,181,926

Parexel International Corporation

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	963	877,363

Prospect Medical Holdings, Inc.

Term Loan, 7.94%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	471	467,902

R1 RCM, Inc.

Term Loan, 7.77%, (3 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	224	221,636

Select Medical Corporation

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	1,970	1,886,203

Sotera Health Holdings, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	1,429	1,371,424

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Sound Inpatient Physicians

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	$199	$193,527

Surgery Center Holdings, Inc.

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	734	701,373

Team Health Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,955	2,666,786

Tecomet, Inc.

Term Loan, 5.89%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	1,280	1,235,682

U.S. Anesthesia Partners, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,429	1,372,547

Universal Hospital Services, Inc.

Term Loan, Maturing October 18, 2025(3)	175	169,750

Verscend Holding Corp.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	599	580,545

Viant Medical Holdings, Inc.

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	200	197,505

Wink Holdco, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	173	164,587

		$38,022,385

Home Furnishings — 1.3%

Bright Bidco B.V.

Term Loan, 6.21%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)	$1,355	$1,153,453

Serta Simmons Bedding, LLC

Term Loan, 5.89%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	1,975	1,649,020

		$2,802,473

Industrial Equipment — 7.6%

Al Alpine AT Bidco GmbH

Term Loan, 5.81%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025	$100	$95,750

Altra Industrial Motion Corp.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	296	282,224

Apex Tool Group, LLC

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	951	915,927

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

CFSP Acquisition Corp.

Term Loan, 1.00%, Maturing March 20, 2025(4)	$18	$17,577

Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025	81	77,339

Clark Equipment Company

Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	2,172	2,075,867

CPM Holdings, Inc.

Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2025	125	122,187

Delachaux S.A.

Term Loan, 6.31%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	682	664,560

DXP Enterprises, Inc.

Term Loan, 7.27%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	198	196,759

Engineered Machinery Holdings, Inc.

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	866	831,600

EWT Holdings III Corp.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	1,924	1,861,839

Filtration Group Corporation

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	645	623,352

Gardner Denver, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	352	341,208

Gates Global, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	1,970	1,877,397

Hamilton Holdco, LLC

Term Loan, 4.81%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025	348	334,755

Hayward Industries, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	741	712,852

LTI Holdings, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	175	165,398

Paladin Brands Holding, Inc.

Term Loan, 8.31%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	519	516,102

Pro Mach Group, Inc.

Term Loan, 5.43%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	99	95,032

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

Rexnord, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024	$1,502	$1,461,827

Robertshaw US Holding Corp.

Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025	397	363,255

Shape Technologies Group, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing April 21, 2025	100	97,261

Tank Holding Corp.

Term Loan, 5.64%, (USD LIBOR + 3.25%), Maturing March 17, 2022(2)	1,264	1,228,864

Thermon Industries, Inc.

Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	110	107,586

Titan Acquisition Limited

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	1,166	1,079,452

		$16,145,970

Insurance — 4.3%

Alliant Holdings I, Inc.

Term Loan, 5.21%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025	$890	$843,657

AmWINS Group, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	274	262,090

Asurion, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	1,319	1,270,598

Term Loan - Second Lien, 9.02%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,875	1,837,500

FrontDoor, Inc.

Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025	175	168,453

Hub International Limited

Term Loan, 5.24%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025	1,915	1,813,222

NFP Corp.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	1,402	1,329,564

Sedgwick Claims Management Services, Inc.

Term Loan, Maturing November 6, 2025(3)	475	455,604

USI, Inc.

Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	1,284	1,215,711

		$9,196,399

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies — 3.5%

Ancestry.com Operations, Inc.

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	$1,596	$1,526,438

ClubCorp Holdings, Inc.

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	661	628,369

Crown Finance US, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	744	708,273

Delta 2 (LUX) S.a.r.l.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	1,000	946,250

Live Nation Entertainment, Inc.

Term Loan, 4.31%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023	2,955	2,895,789

Steinway Musical Instruments, Inc.

Term Loan, 6.21%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	347	339,559

Travel Leaders Group, LLC

Term Loan, 6.46%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	373	370,327

		$7,415,005

Lodging and Casinos — 8.6%

Aristocrat Technologies, Inc.

Term Loan, 4.22%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$232	$222,036

Boyd Gaming Corporation

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	2,764	2,646,573

CityCenter Holdings, LLC

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	198	188,688

Four Seasons Hotels Limited

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	2,955	2,832,889

Golden Nugget, Inc.

Term Loan, 5.24%, (3 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	3,117	2,986,330

GVC Holdings PLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	422	411,531

Hanjin International Corp.

Term Loan, 4.94%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	200	195,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)

Hilton Worldwide Finance, LLC

Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	$2,370	$2,286,752

Las Vegas Sands, LLC

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	3,384	3,238,400

Playa Resorts Holding B.V.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	469	440,559

Stars Group Holdings B.V. (The)

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	1,642	1,595,136

VICI Properties 1, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	811	779,518

Wyndham Hotels & Resorts, Inc.

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	499	480,670

		$18,304,082

Nonferrous Metals / Minerals — 1.1%

Dynacast International, LLC

Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,280	$1,219,249

Murray Energy Corporation

Term Loan, 9.78%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	738	620,172

Oxbow Carbon, LLC

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023	238	233,344

Term Loan - Second Lien, 10.02%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024	275	274,312

		$2,347,077

Oil and Gas — 2.5%

Apergy Corporation

Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	$134	$126,380

Centurion Pipeline Company, LLC

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	100	95,750

CITGO Petroleum Corporation

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,969	1,932,230

Equitrans Midstream Corporation

Term Loan, Maturing December 12, 2023(3)	750	735,000

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)

Fieldwood Energy, LLC

Term Loan, 7.77%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	$1,500	$1,410,000

McDermott Technology Americas, Inc.

Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	496	464,242

MEG Energy Corp.

Term Loan, 6.03%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	366	360,121

PSC Industrial Holdings Corp.

Term Loan, 6.21%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	297	290,317

		$5,414,040

Publishing — 1.4%

Ascend Learning, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,284	$1,219,563

Harland Clarke Holdings Corp.

Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	603	548,850

Multi Color Corporation

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	149	141,075

ProQuest, LLC

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	1,044	1,021,064

		$2,930,552

Radio and Television — 2.9%

CBS Radio, Inc.

Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	$1,263	$1,188,388

Entravision Communications Corporation

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	349	326,179

Gray Television, Inc.

Term Loan, Maturing November 2, 2025(3)	275	274,312

Hubbard Radio, LLC

Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	1,301	1,275,430

Mission Broadcasting, Inc.

Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	134	127,513

Nexstar Broadcasting, Inc.

Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	776	735,735

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)

Raycom TV Broadcasting, LLC

Term Loan, 6.75%, (3 mo. USD Prime + 1.25%), Maturing August 23, 2024	$395	$394,506

Univision Communications, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,968	1,788,590

		$6,110,653

Retailers (Except Food and Drug) — 1.4%

Ascena Retail Group, Inc.

Term Loan, 7.06%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$610	$569,992

BJ’s Wholesale Club, Inc.

Term Loan, 5.43%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	697	677,664

Global Appliance, Inc.

Term Loan, 6.53%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	395	373,275

Hoya Midco, LLC

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	739	705,506

LSF9 Atlantis Holdings, LLC

Term Loan, 8.38%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	379	358,688

Shutterfly, Inc.

Term Loan, 5.28%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	199	193,031

Staples, Inc.

Term Loan, 6.54%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	223	213,979

		$3,092,135

Steel — 2.4%

Atkore International, Inc.

Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$2,119	$2,023,216

GrafTech Finance, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	1,097	1,040,660

Phoenix Services International, LLC

Term Loan, 6.14%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	347	335,651

Zekelman Industries, Inc.

Term Loan, 4.86%, (2 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	1,747	1,692,616

		$5,092,143

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Surface Transport — 0.8%

Agro Merchants NAI Holdings, LLC

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$149	$142,971

Kenan Advantage Group, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	299	289,908

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	981	951,855

PODS, LLC

Term Loan, 5.18%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	222	213,301

XPO Logistics, Inc.

Term Loan, 4.51%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	225	216,281

		$1,814,316

Telecommunications — 5.5%

CenturyLink, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$1,492	$1,397,784

Colorado Buyer, Inc.

Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	739	709,200

Global Eagle Entertainment, Inc.

Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	775	783,722

Intelsat Jackson Holdings S.A.

Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	900	875,344

Term Loan, 7.01%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	650	647,765

Onvoy, LLC

Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	788	705,233

Plantronics, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	549	529,652

Sprint Communications, Inc.

Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	2,955	2,829,304

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	200	194,250

Syniverse Holdings, Inc.

Term Loan, 7.46%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	372	327,525

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

Telesat Canada

Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	$2,827	$2,692,451

		$11,692,230

Utilities — 2.6%

Brookfield WEC Holdings, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025	$900	$873,675

Calpine Corporation

Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	1,969	1,874,918

Granite Acquisition, Inc.

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	50	49,061

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,236	1,217,110

Talen Energy Supply, LLC

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	837	827,276

USIC Holdings, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	323	309,170

Vistra Energy Corp.

Term Loan, 4.47%, (USD LIBOR + 2.00%), Maturing December 31, 2025(2)	423	407,229

		$5,558,439

Total Senior Floating-Rate Loans (identified cost $300,562,932)		$286,974,962

Corporate Bonds & Notes — 26.6%
Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 3.0%

Air Canada

7.75%, 4/15/21(5)	$2,000	$2,124,500

Bombardier, Inc.

7.75%, 3/15/20(5)	500	509,375

6.125%, 1/15/23(5)	1,000	940,000

TransDigm, Inc.

5.50%, 10/15/20	1,000	993,750

6.00%, 7/15/22	1,000	978,750

United Continental Holdings, Inc.

4.25%, 10/1/22	1,000	966,250

		$6,512,625

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Automotive — 0.2%

ZF North America Capital, Inc.

4.50%, 4/29/22(5)	$545	$532,744

		$532,744

Building and Development — 0.9%

Reliance Intermediate Holdings, L.P.

6.50%, 4/1/23(5)	$1,000	$1,022,500

Standard Industries, Inc.

5.50%, 2/15/23(5)	1,000	982,500

		$2,005,000

Cable and Satellite Television — 1.7%

Cablevision Systems Corp.

5.875%, 9/15/22	$925	$911,125

CCO Holdings, LLC/CCO Holdings Capital Corp.

5.125%, 2/15/23	1,000	977,500

CSC Holdings, LLC

5.125%, 12/15/21(5)	1,000	982,500

DISH DBS Corp.

5.00%, 3/15/23	1,000	836,250

		$3,707,375

Chemicals and Plastics — 0.3%

Platform Specialty Products Corp.

6.50%, 2/1/22(5)	$735	$737,756

		$737,756

Consumer Products — 0.7%

Mattel, Inc.

2.35%, 8/15/21	$475	$422,750

Spectrum Brands Holdings, Inc.

7.75%, 1/15/22	1,000	1,015,000

		$1,437,750

Containers and Glass Products — 0.4%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.25%, 9/15/22(5)	$1,000	$955,000

		$955,000

Drugs — 1.0%

Bausch Health Companies, Inc.

6.50%, 3/15/22(5)	$1,000	$1,009,080

Teva Pharmaceutical Finance Co., B.V.

3.65%, 11/10/21	250	237,012

Security	Principal Amount (000’s omitted)	Value

Drugs (continued)

Teva Pharmaceutical Finance IV, LLC

2.25%, 3/18/20	$1,000	$973,303

		$2,219,395

Ecological Services and Equipment — 0.4%

GFL Environmental, Inc.

5.375%, 3/1/23(5)	$1,000	$880,000

		$880,000

Electronics / Electrical — 1.6%

Anixter, Inc.

5.50%, 3/1/23	$1,000	$1,002,500

CommScope, Inc.

5.00%, 6/15/21(5)	1,000	993,750

Infor (US), Inc.

6.50%, 5/15/22	1,000	970,900

Veritas US, Inc./Veritas Bermuda, Ltd.

7.50%, 2/1/23(5)	550	451,000

		$3,418,150

Energy — 0.5%

Sunoco, L.P./Sunoco Finance Corp.

4.875%, 1/15/23	$1,000	$977,500

		$977,500

Financial Intermediaries — 1.2%

Ally Financial, Inc.

4.625%, 5/19/22	$1,000	$986,250

Ford Motor Credit Co., LLC

5.875%, 8/2/21	300	307,842

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.

6.25%, 2/1/22	500	495,000

Navient Corp.

5.50%, 1/25/23	1,007	884,901

		$2,673,993

Health Care — 1.3%

CHS/Community Health Systems, Inc.

6.25%, 3/31/23	$282	$257,339

Eagle Holding Co. II, LLC

7.625%, (7.625% cash or 8.375% PIK), 5/15/22(5)(6)	455	435,663

HCA, Inc.

7.50%, 2/15/22	1,000	1,065,000

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)

Kinetic Concepts, Inc./KCI USA, Inc.

12.50%, 11/1/21(5)	$1,000	$1,075,000

		$2,833,002

Internet Software & Services — 0.5%

Netflix, Inc.

5.50%, 2/15/22	$1,000	$1,010,960

		$1,010,960

Leisure Goods / Activities / Movies — 0.5%

Sabre GLBL, Inc.

5.375%, 4/15/23(5)	$1,000	$1,000,000

		$1,000,000

Lodging and Casinos — 2.3%

MGM Resorts International

6.625%, 12/15/21	$1,000	$1,027,500

RHP Hotel Properties, L.P./RHP Finance Corp.

5.00%, 4/15/23	676	662,480

Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International, LLC

5.875%, 5/15/21(5)	2,094	2,099,235

Studio City Co., Ltd.

7.25%, 11/30/21(5)	1,000	1,021,130

		$4,810,345

Metals / Mining — 0.5%

Hudbay Minerals, Inc.

7.25%, 1/15/23(5)	$1,000	$992,500

		$992,500

Nonferrous Metals / Minerals — 0.4%

Teck Resources, Ltd.

3.75%, 2/1/23	$1,000	$955,000

		$955,000

Oil and Gas — 2.9%

Antero Resources Corp.

5.125%, 12/1/22	$1,000	$943,750

Ascent Resources Utica Holdings, LLC/ARU Finance Corp.

10.00%, 4/1/22(5)	275	282,645

Security	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)

Energy Transfer Equity, L.P.

4.25%, 3/15/23	$1,000	$965,000

Great Western Petroleum, LLC/Great Western Finance Corp.

9.00%, 9/30/21(5)	500	457,500

Resolute Energy Corp.

8.50%, 5/1/20	315	310,669

Tervita Escrow Corp.

7.625%, 12/1/21(5)	1,500	1,436,250

Transocean, Inc.

8.375%, 12/15/21	750	748,125

Whiting Petroleum Corp.

5.75%, 3/15/21	1,000	955,000

		$6,098,939

Road & Rail — 0.5%

Watco Cos., LLC/Watco Finance Corp.

6.375%, 4/1/23(5)	$1,000	$1,007,500

		$1,007,500

Software and Services — 0.5%

Infor Software Parent, LLC/Infor Software Parent, Inc.

7.125%, (7.125% cash or 7.875% PIK), 5/1/21(5)(6)	$1,000	$977,500

		$977,500

Steel — 0.5%

Allegheny Technologies, Inc.

5.95%, 1/15/21	$1,000	$985,000

		$985,000

Surface Transport — 1.3%

DAE Funding, LLC

5.25%, 11/15/21(5)	$1,000	$986,250

Park Aerospace Holdings, Ltd.

5.25%, 8/15/22(5)	1,000	971,250

XPO Logistics, Inc.

6.50%, 6/15/22(5)	750	746,250

		$2,703,750

Technology — 0.5%

Dell International, LLC/EMC Corp.

5.875%, 6/15/21(5)	$1,000	$1,001,385

		$1,001,385

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 3.0%

Altice Financing S.A.

6.625%, 2/15/23(5)	$335	$322,437

CenturyLink, Inc.

5.80%, 3/15/22	1,000	967,500

Hughes Satellite Systems Corp.

7.625%, 6/15/21	1,000	1,040,000

SBA Communications Corp.

4.00%, 10/1/22	90	86,175

Sprint Communications, Inc.

6.00%, 11/15/22	2,000	1,967,660

T-Mobile USA, Inc.

6.00%, 3/1/23	1,000	1,007,430

Zayo Group, LLC/Zayo Capital, Inc.

6.00%, 4/1/23	1,000	951,250

		$6,342,452

Total Corporate Bonds & Notes (identified cost $59,308,353)		$56,775,621

Short-Term Investments — 1.6%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.46%(7)	3,309,615	$3,309,284

Total Short-Term Investments (identified cost $3,309,184)		$3,309,284

Total Investments — 162.5% (identified cost $363,180,469)		$347,059,867

Less Unfunded Loan Commitments — (0.0)%(8)		$(43,405)

Net Investments — 162.5% (identified cost $363,137,064)		$347,016,462

Notes Payable — (46.8)%		$(100,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (15.0)%		$(31,937,483)

Other Assets, Less Liabilities — (0.7)%		$(1,470,888)

Net Assets Applicable to Common Shares — 100.0%		$213,608,091

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at December 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after December 31, 2018, at which time the interest rate will be determined.

(4)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $26,933,200 or 12.6% of the Trust’s net assets applicable to common shares.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018.

(8)	Amount is less than (0.05)%.

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

USD	–	United States Dollar

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2018

Unaffiliated investments, at value (identified cost, $359,827,880)	$343,707,178

Affiliated investment, at value (identified cost, $3,309,184)	3,309,284

Cash	3,900,684

Interest receivable	1,384,218

Dividends receivable from affiliated investment	6,262

Receivable for investments sold	241,643

Prepaid upfront fees on variable rate term preferred shares	90,466

Prepaid upfront fees on notes payable	11,411

Prepaid expenses	20,598

Total assets	$352,671,744

Liabilities

Notes payable	$100,000,000

Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $62,517)	31,937,483

Payable for investments purchased	5,080,480

Distributions payable	1,038,917

Payable to affiliates:

Investment adviser fee	208,506

Interest expense and fees payable	690,856

Accrued expenses	107,411

Total liabilities	$139,063,653

Net assets applicable to common shares	$213,608,091

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 23,611,740 shares issued and outstanding	$236,117

Additional paid-in capital	231,797,956

Accumulated loss	(18,425,982)

Net assets applicable to common shares	$213,608,091

Net Asset Value Per Common Share

($213,608,091 ÷ 23,611,740 common shares issued and outstanding)	$9.05

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2018

Interest and other income	$9,538,204

Dividends from affiliated investment	56,974

Total investment income	$9,595,178

Expenses

Investment adviser fee	$1,256,267

Trustees’ fees and expenses	8,050

Custodian fee	88,930

Transfer and dividend disbursing agent fees	12,196

Legal and accounting services	40,783

Printing and postage	15,281

Interest expense and fees	2,354,364

Miscellaneous	20,505

Total expenses	$3,796,376

Net investment income	$5,798,802

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(448,939)

Investment transactions — affiliated investment	(296)

Net realized loss	$(449,235)

Change in unrealized appreciation (depreciation) —

Investments	$(13,024,967)

Investments — affiliated investment	171

Net change in unrealized appreciation (depreciation)	$(13,024,796)

Net realized and unrealized loss	$(13,474,031)

Net decrease in net assets from operations	$(7,675,229)

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2018 (Unaudited)	Period Ended June 30, 2018(1)

From operations —

Net investment income	$5,798,802	$9,409,838

Net realized loss	(449,235)	(376,245)

Net change in unrealized appreciation (depreciation)	(13,024,796)	(3,095,806)

Net increase (decrease) in net assets from operations	$(7,675,229)	$5,937,787

Distributions to common shareholders(2)	$(7,177,969)	$(9,581,606)

Capital share transactions —

Proceeds from sale of common shares(3)	$—	$232,472,214

Reinvestment of distributions to common shareholders	—	4,919

Offering costs on common shares	—	(472,025)

Net increase in net assets from capital share transactions	$—	$232,005,108

Net increase (decrease) in net assets	$(14,853,198)	$228,361,289

Net Assets Applicable to Common Shares

At beginning of period	$228,461,289	$100,000

At end of period	$213,608,091	$228,461,289 (4)

(1)	For the period from the start of business, July 31, 2017, to June 30, 2018.

(2)

For the period ended June 30, 2018, the source of distributions was from net investment income. The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(3)	Proceeds from sale of common shares are net of sales load paid of $3,540,186 and include shares sold from the exercise of the underwriters’ over-allotment option of $26,012,400 (see Note 6).

(4)	Includes accumulated undistributed net investment income of $846,043 at June 30, 2018. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2018

Net decrease in net assets from operations	$(7,675,229)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Investments purchased	(45,663,528)

Investments sold and principal repayments	45,665,949

Decrease in short-term investments, net	1,201,279

Net amortization/accretion of premium (discount)	303,907

Amortization of prepaid upfront fees on variable rate term preferred shares	27,540

Amortization of deferred debt issuance costs on variable rate term preferred shares	18,554

Amortization of prepaid upfront fees on notes payable	31,251

Decrease in interest receivable	64,600

Increase in dividends receivable from affiliated investment	(5,073)

Decrease in prepaid expenses	26,252

Increase in payable to affiliate for investment adviser fee	960

Increase in interest expense and fees payable	68,987

Decrease in accrued expenses	(34,110)

Decrease in unfunded loan commitments	(171,235)

Net change in unrealized (appreciation) depreciation from investments	13,024,796

Net realized loss from investments	449,235

Net cash provided by operating activities	$7,334,135

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(6,139,052)

Proceeds from notes payable	11,000,000

Repayments of notes payable	(11,000,000)

Payment of prepaid upfront fees on notes payable	(30,911)

Net cash used in financing activities	$(6,169,963)

Net increase in cash	$1,164,172

Cash at beginning of period	$2,736,512

Cash at end of period	$3,900,684

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings and variable rate term preferred shares	$2,238,943

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2018 (Unaudited)	Period Ended June 30, 2018(1)

Net asset value — Beginning of period (Common shares)	$9.680	$9.850	(2)

Income (Loss) From Operations

Net investment income(3)	$0.246	$0.404

Net realized and unrealized loss	(0.572)	(0.152)

Total income (loss) from operations	$(0.326)	$0.252

Less Distributions to Common Shareholders

From net investment income	$(0.304)	$(0.406)

Total distributions to common shareholders	$(0.304)	$(0.406)

Offering costs charged to paid-in capital(3)	$—	$(0.020)

Premium related to exercise of underwriters’ over-allotment option(3)	$—	$0.004

Net asset value — End of period (Common shares)	$9.050	$9.680

Market value — End of period (Common shares)	$8.560	$9.440

Total Investment Return on Net Asset Value(4)(5)	(3.35)%	2.55	%(6)

Total Investment Return on Market Value(4)(5)	(6.26)%	0.01	%(6)

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

Ratios/Supplemental Data	Six Months Ended December 31, 2018 (Unaudited)	Period Ended June 30, 2018(1)

Net assets applicable to common shares, end of period (000’s omitted)	$213,608	$228,461

Ratios (as a percentage of average daily net assets applicable to common shares):†

Expenses excluding interest and fees(7)	1.26%	1.24%

Interest and fee expense(7)(8)	2.05%	1.53%

Total expenses(7)	3.31%	2.77%

Net investment income(7)	5.06%	4.50%

Portfolio Turnover(5)	11%	30%

Senior Securities:

Total notes payable outstanding (in 000’s)	$100,000	$100,000

Asset coverage per $1,000 of notes payable(9)	$3,456	$3,605

Total variable rate term preferred shares outstanding	320	320

Asset coverage per variable rate term preferred share(10)	$261,824	$273,077

Involuntary liquidation preference per variable rate term preferred share(11)	$100,000	$100,000

Approximate market value per variable rate term preferred share(11)	$100,000	$100,000

(1)	For the period from the start of business, July 31, 2017, to June 30, 2018.

(2)	Net asset value at beginning of period reflects the deduction of the sales charge of $0.15 per share paid by the shareholders from the $10.00 offering price.

(3)	Computed using average common shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(5)	Not annualized.

(6)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $10.00 less the sales load of $0.15 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $10.00 less the sales load of $0.15 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)	Annualized.

(8)	Interest and fee expense relates to the variable rate term preferred shares (see Note 2) and the notes payable, for the purpose of financial leverage (see Note 7).

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and variable rate term preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and variable rate term preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the variable rate term preferred shares, and multiplying the result by the liquidation value of one variable rate term preferred share. Such amount equates to 262% and 273% at December 31, 2018 and June 30, 2018, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus variable rate term preferred shares and borrowings are presented below. Ratios for periods less than one year are annualized.

	Six Months Ended December 31, 2018 (Unaudited)	Period Ended June 30, 2018(1)

Expenses excluding interest and fees	0.81%	0.83%

Interest and fee expense	1.31%	1.02%

Total expenses	2.12%	1.85%

Net investment income	3.23%	3.00%

(1)	For the period from the start of business, July 31, 2017, to June 30, 2018.

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate 2022 Target Term Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust was organized on March 16, 2017 and remained inactive until July 31, 2017, except for matters relating to its organization, including the sale of 10,000 shares for $100,000 to Eaton Vance Management (EVM). The Trust’s investment objectives are high current income and to return $9.85 per share, the original net asset value per common share before deducting offering costs of $0.02 per common share (“Original NAV”), to holders of common shares of record on or about October 31, 2022 (the “Termination Date”). On or about the Termination Date, the Trust intends to cease its investment operations, liquidate its portfolio, retire or redeem its leverage facilities, and seek to return Original NAV to common shareholders, unless the term is extended for one period of up to twelve months and one additional period of up to six months by a vote of the Trust’s Board of Trustees.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

26

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Notes to Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust intends to make monthly distributions of net investment income and any net realized capital gains in amounts necessary to maintain its taxation as a regulated investment company for U.S. federal income tax purposes. For the purpose of pursuing its investment objective of returning Original NAV, the Trust may retain a portion of its net investment income and some or all of its net capital gains, which would result in the Trust paying U.S. federal excise and corporate income taxes.

As of December 31, 2018, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Organization and Offering Costs — Organization costs paid in connection with the organization of the Trust were borne directly by EVM, the Trust’s investment adviser. EVM agreed to pay all common share offering costs (other than sales loads) that exceed $0.02 per common share. Costs incurred by the Trust in connection with the offering of its common shares are recorded as a reduction of additional paid-in capital.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2018, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to December 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Variable Rate Term Preferred Shares

On September 6, 2017, the Trust issued 320 shares of Series C-1 Variable Rate Term Preferred Shares (VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit), all of which are outstanding at December 31, 2018.

The VRTP Shares are a form of preferred shares that represent stock of the Trust. The VRTP Shares have a par value of $0.01 per share, a liquidation preference of $100,000 per share and a mandatory redemption date of September 8, 2020, unless extended. Dividends on the VRTP Shares are determined each day based on a spread of 1.85% to three-month LIBOR. Such spread to the cost of funding is determined based on the current credit rating of the VRTP Shares, which is provided by Moody’s Investor Service.

The VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the VRTP Shares’ redemption price, and over the six-month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the VRTP Shares. The holders of the VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations. In connection with the issuance of VRTP Shares, the Trust paid an upfront fee of $160,000 and debt issuance costs of $110,112, both of which are being amortized to

27

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Notes to Financial Statements (Unaudited) — continued

interest expense and fees over a period of three years. The unamortized amount of the debt issuance costs as of December 31, 2018 is presented as a deduction of the liability for VRTP Shares on the Statement of Assets and Liabilities.

The carrying amount of the VRTP Shares at December 31, 2018 represents its liquidation value, which approximates fair value. If measured at fair value, the VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2018. The average liquidation preference of the VRTP Shares during the six months ended December 31, 2018 was $32,000,000.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding VRTP Shares. The Trust may also distribute net realized capital gains, if any, generally not more than once per year. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable quarterly. The dividend rate on the VRTP Shares at December 31, 2018 was 4.66%. The amount of dividends accrued and the average annual dividend rate of the VRTP Shares during the six months ended December 31, 2018 were $708,894 and 4.39%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2018, the Trust, for federal income tax purposes, had deferred capital losses of $411,012 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2018, $411,012 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$364,293,534

Gross unrealized appreciation	$100,515

Gross unrealized depreciation	(17,377,587)

Net unrealized depreciation	$(17,277,072)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.70% of the Trust’s average daily total managed assets and is payable monthly. During any extension period of the Trust’s term, the fee will be reduced to 0.35% of the Trust’s average daily total managed assets. Total managed assets as referred to herein represent total assets of the Trust (including assets attributable to borrowings, any outstanding preferred shares, or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). For the six months ended December 31, 2018, the Trust’s investment adviser fee amounted to $1,256,267. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for investment advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $40,037,153 and $44,235,862, respectively, for the six months ended December 31, 2018.

28

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Notes to Financial Statements (Unaudited) — continued

6  Common Shares of Beneficial Interest

In connection with the initial public offering of the Trust’s common shares, the underwriters were granted an option to purchase additional common shares at a price of $9.85 (after deduction of the sales load). Additional shares were issued by the Trust on September 11, 2017 pursuant to the exercise of the over-allotment option. The Trust’s net asset value per share on such date was $9.81, resulting in a premium of $104,050. The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended December 31, 2018. Transactions in common shares for the period ended June 30, 2018 were as follows:

Period Ended June 30, 2018(1)

Sales (initial public offering)	21,000,000

Exercise of over-allotment option by underwriters	2,601,240

Issued to shareholders electing to receive payments of distributions in Trust shares	500

Net increase	23,601,740

(1)	For the period from the start of business, July 31, 2017, to June 30, 2018.

7  Credit Agreement

The Trust has entered into a Credit Agreement, as amended (the Agreement) with a bank to borrow up to a limit of $104 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through March 19, 2019, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the extension of the termination date of the Agreement on August 17, 2018, the Trust paid an upfront fee of $30,911, which is being amortized to interest expense through March 19, 2019. Also included in interest expense is $11,751 of amortization of previously paid upfront fees related to the period from July 1, 2018 through August 17, 2018. The unamortized balance at December 31, 2018 is approximately $11,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2018, the Trust had borrowings outstanding under the Agreement of $100,000,000 at an interest rate of 3.27%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2018 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2018. For the six months ended December 31, 2018, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $96,510,870 and 2.98%, respectively.

8  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Notes to Financial Statements (Unaudited) — continued

At December 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$286,931,557	$—	$286,931,557

Corporate Bonds & Notes	—	56,775,621	—	56,775,621

Short-Term Investments	—	3,309,284	—	3,309,284

Total Investments	$—	$347,016,462	$—	$347,016,462

30

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2018

Officers and Trustees

Officers of Eaton Vance Floating-Rate 2022 Target Term Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate 2022 Target Term Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

27977    12.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund does not engage in securities lending.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate 2022 Target Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019